Debt - Summary of Estimated Future Contract Payments (Detail) - Floating Production Storage And Offloading [member] $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure Of Estimated Future Contract Payments [line items]
2021	$ 33,005
2022	17,265
Less accrued interest	3,158
Total	$ 47,112